Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
CURRENT ASSETS
Cash	$ 106,363	$ 2,175,543	$ 128,968
Accounts receivable, related party			75,455
Accounts receivable			850
Inventory, net	2,214,362	3,521,739	1,477,267
Prepaid expenses	196,240	592,769
Other current assets	3,000	3,000	3,000
TOTAL CURRENT ASSETS	2,519,965	6,293,051	1,685,540
EQUIPMENT, net of accumulated depreciation	22,153	26,736
INTANGIBLES, net of accumulated amortization	171,477	172,725	157,121
TOTAL ASSETS	2,713,595	6,492,512	1,842,661
CURRENT LIABILITIES
Accounts payable and accrued expenses	2,334,514	2,651,657	2,100,171
Payroll taxes, interest and penalties	560,589	590,799	655,446
Accrued interest	2,601,508	2,476,036	2,256,133
Unearned revenue	2,057,607	3,419,616	2,241,820
Debt settlement payable		16,795	218,215
Derivative liability		188,128
Current portion of convertible debt	5,761,074	609,905	999,385
Notes payable	90,000	90,000	108,000
Loss contingency payable			592,312
TOTAL CURRENT LIABILITIES	13,405,292	10,042,936	9,171,482
CONVERTIBLE DEBT	418,651	5,805,466	2,113,558
Nonconvertible series A preferred stock, related party		100
TOTAL LIABILITIES	13,823,943	15,848,502	11,285,040
STOCKHOLDERS' DEFICIT
Preferred stock, value
Common stock, value	103,989	89,242	75,483
Common stock to be issued for services, value	58,500	262,166
Additional paid-in capital	27,036,562	25,100,864	19,087,584
Less receivable for stock	(50,000)	(50,000)	(50,000)
Accumulated deficit	(38,259,399)	(34,758,262)	(28,555,446)
TOTAL STOCKHOLDERS' DEFICIT	(11,110,348)	(9,355,990)	(9,442,379)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 2,713,595	$ 6,492,512	$ 1,842,661